Annual Operating Expenses - FidelityActiveEquityETFsB-ComboPRO - FidelityActiveEquityETFsB-ComboPRO - Fidelity Magellan ETF - Fidelity Magellan ETF	Nov. 29, 2022
Operating Expenses:
Management fee	0.59%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.59%